Note 4: Other Assets: Schedule of Other Assets (Tables)	12 Months Ended
May 31, 2013
Tables/Schedules
Schedule of Other Assets

Schedule of Other Assets

Description - Other Assets	May 31, 2013	May 31, 2012
Rights - Oil and Gas Leases	$536,250	$0
Trademarks	$0	$20
Incorporation Costs	$70	$170
Bonds	$0	$500
Total Other Assets	$536,320	$690